Employee benefit plans - Summary of Fair Value of Plans Assets (Detail) - Pension Plan [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 1,107.2	$ 1,003.4	$ 979.1
Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 574.9	$ 494.3	481.5
Foreign [Member] | US equities
Defined Benefit Plan Disclosure [Line Items]
Investment funds percentage	11.00%	8.40%
Foreign [Member] | Non-US equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment funds percentage	22.00%	30.20%
Foreign [Member] | US corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment funds percentage		2.80%
Foreign [Member] | Other investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment funds percentage	5.80%	8.40%
Foreign [Member] | Non-US corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment funds percentage	29.20%	24.00%
Foreign [Member] | US government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment funds percentage		0.30%
Foreign [Member] | Non-US government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment funds percentage	32.00%	25.90%
Foreign [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 4.0	$ 4.6
Foreign [Member] | Total investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	570.9	489.7
Foreign [Member] | Investments funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	552.7	474.1
Foreign [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18.2	15.6
Foreign [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.0	4.6
Foreign [Member] | Level 1 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4.0	4.6
Foreign [Member] | Level 1 [Member] | Total investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Foreign [Member] | Level 1 [Member] | Investments funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Foreign [Member] | Level 1 [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Foreign [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	552.7	474.1
Foreign [Member] | Level 2 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Foreign [Member] | Level 2 [Member] | Total investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	552.7	474.1
Foreign [Member] | Level 2 [Member] | Investments funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	552.7	474.1
Foreign [Member] | Level 2 [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Foreign [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18.2	15.6	13.8
Foreign [Member] | Level 3 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Foreign [Member] | Level 3 [Member] | Total investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18.2	15.6
Foreign [Member] | Level 3 [Member] | Investments funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Foreign [Member] | Level 3 [Member] | Insurance contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18.2	15.6
Domestic [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 532.3	$ 509.1	$ 497.6
Domestic [Member] | US equities
Defined Benefit Plan Disclosure [Line Items]
Investment funds percentage	30.80%	30.00%
Domestic [Member] | Non-US equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment funds percentage	19.70%	20.00%
Domestic [Member] | US corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment funds percentage	44.50%	44.90%
Domestic [Member] | Other investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Investment funds percentage	5.00%	5.10%
Domestic [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 2.6	$ 2.4
Domestic [Member] | Investments funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	529.7	506.7
Domestic [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.6	2.4
Domestic [Member] | Level 1 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2.6	2.4
Domestic [Member] | Level 1 [Member] | Investments funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Domestic [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	529.7	506.7
Domestic [Member] | Level 2 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0.0	0.0
Domestic [Member] | Level 2 [Member] | Investments funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 529.7	$ 506.7